Schedule of Property Plant and Equipment (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Computer software costs, net	$ 859,160	$ 394,090
Office Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Computer software	375,262	363,167
Less: accumulated amortization	76,572	22,284
Computer software costs, net	298,690	340,883
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Computer software	190,787	98,632
Less: accumulated amortization	99,717	84,542
Computer software costs, net	91,070	14,090
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Computer software	517,655	80,155
Less: accumulated amortization	48,255	41,038
Computer software costs, net	$ 469,400	$ 39,117